Schedule of Investments (unaudited) October 31, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

New York — 123.2%

Corporate — 4.2%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(a)	$280	$300,510
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	3,195	4,385,074
New York State Environmental Facilities Corp., RB, 2.75%, 09/01/50(b)	415	414,344
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	220	237,481
AMT, 5.00%, 10/01/40	630	676,009
AMT, 4.38%, 10/01/45	55	55,401
Niagara Area Development Corp., Refunding RB, Series A,
AMT, 4.75%, 11/01/42(a)	1,970	1,985,405

		8,054,224

County/City/Special District/School District — 33.2%
City of New York New York, GO
Series A, 5.00%, 08/01/43	1,500	1,810,710
Series A-1, 5.00%, 08/01/21(c)	1,000	1,035,320
Series D, 5.38%, 06/01/32	25	25,088
Series D-1, 4.00%, 03/01/44	620	696,068
Sub-Series D-1, 5.00%, 08/01/31	690	766,970
Sub-Series G-1, 5.00%, 04/01/29	4,620	4,900,388
City of New York New York, Refunding GO
Series E, 5.50%, 08/01/25	815	922,645
Series E, 5.00%, 08/01/30	1,000	1,094,030
County of Nassau New York, Refunding GO, Series C, 5.00%, 10/01/31	945	1,145,038
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47	75	75,911
Metropolitan Transportation Authority, Refunding RB, Sub- Series B-2, 4.00%, 11/15/34	750	826,927
New York City Industrial Development Agency, RB
(AMBAC), 5.00%, 01/01/39	3,000	3,003,300
(AGC), 6.38%, 01/01/39	150	150,567
(AGC), 0.00%, 03/01/42(d)	1,960	995,621
(AGC), 0.00%, 03/01/45(d)	1,500	670,770
(AMBAC), 5.00%, 01/01/46	175	175,165
New York City Industrial Development Agency, Refunding RB
4.00%, 03/01/45	3,165	3,515,714
(AGM), 4.00%, 03/01/45	190	214,482
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-2, 5.00%, 08/01/38	1,420	1,701,827
Series D-1, 5.00%, 02/01/32	5,000	5,661,850
Sub-Series E-1, 5.00%, 02/01/42	2,500	2,614,550
Sub-Series E-1, 5.00%, 02/01/43	1,725	2,024,236
Series C-3, Subordinate, 5.00%, 05/01/41	355	425,514
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM), 0.00%, 11/15/55(d)	2,000	566,720
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	2,975	3,288,981
5.00%, 11/15/45	3,700	4,068,594
New York Liberty Development Corp., Refunding RB
5.00%, 11/15/31	860	899,474
5.00%, 11/15/44	7,655	7,957,296
5.75%, 11/15/51	1,340	1,405,700

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued)
Class 1, 4.00%, 09/15/35	$1,935	$2,025,190
Class 2, 5.00%, 09/15/43	1,420	1,488,586
Class 3, 5.00%, 03/15/44	2,070	2,170,457
Series 1, Class 1, 5.00%, 11/15/44(a)	2,450	2,506,031
Series 2, Class 2, 5.38%, 11/15/40(a)	480	499,008
New York State Dormitory Authority, RB, Series A, 5.00%, 07/01/21(c)	2,000	2,062,780

		63,391,508

Education — 16.3%
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	380	408,363
5.00%, 10/01/48	290	308,032
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	245	270,144
Build NYC Resource Corp., RB(a)
5.00%, 02/01/33	435	446,854
5.75%, 02/01/49	200	206,772
Series A, 5.13%, 05/01/38	660	694,993
Build NYC Resource Corp., Refunding RB, Series A, 5.00%, 06/01/38	250	284,555
County of Cattaraugus New York, RB, 5.00%, 05/01/34	170	181,572
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	240	282,871
5.00%, 07/01/48	360	422,158
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	395	467,735
4.00%, 07/01/46	745	819,507
Geneva Development Corp., RB, 5.25%, 09/01/23(c)	500	568,965
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/35	415	457,372
5.00%, 07/01/47	120	139,909
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/21(c)	1,350	1,392,376
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(c)	320	359,994
New York State Dormitory Authority, RB
(AGM), 5.25%, 05/01/21(c)	155	158,835
(AGM), 5.63%, 05/01/21(c)	750	769,943
(AGM), 5.75%, 05/01/21(c)	210	215,714
5.00%, 07/01/42	1,225	1,297,495
1st Series, (AMBAC), 5.50%, 07/01/40	1,440	2,169,216
Series A, 5.25%, 01/01/34	800	877,344
Series A, 5.50%, 01/01/39	2,000	2,169,220
Series A, 5.00%, 07/01/43	845	1,012,006
Series B, 5.00%, 07/01/22(c)	1,250	1,347,962
New York State Dormitory Authority, Refunding RB 5.00%, 07/01/42	300	306,117
5.00%, 07/01/44	850	952,969
Series A, 5.00%, 07/01/22(c)	1,790	1,930,282
Series A, 5.25%, 07/01/23(c)	2,800	3,168,473
Series A, 5.00%, 07/01/28	75	77,352
Series A, 5.25%, 07/01/29	85	87,806
Series A, 5.00%, 07/01/33	530	621,987
Series A, 5.00%, 07/01/34	250	282,855
Series A, 5.00%, 07/01/35	1,380	1,576,857
Series A, 5.00%, 07/01/37	835	938,356

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	$355	$384,050
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	360	378,832
Series A, 5.00%, 07/01/42	220	230,457
St Lawrence County Industrial Development Agency, RB, 5.38%, 09/01/41	750	771,127
Troy Capital Resource Corp., Refunding RB
4.00%, 08/01/35	470	499,084
4.00%, 09/01/40	680	741,928
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 07/01/37	225	257,222
Yonkers Economic Development Corp., RB, Series A, 5.00%, 10/15/54	200	213,342

		31,149,003

Health — 11.2%
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	1,600	1,699,312
Genesee County Industrial Development Agency, Refunding RB, 5.00%, 12/01/27	360	360,662
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	200	216,714
5.00%, 12/01/46	320	364,717
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38(e)	295	326,612
(FHA), 5.50%, 08/15/40	1,650	1,672,374
4.00%, 12/01/46(e)	280	304,562
Series A, 5.00%, 12/01/32	240	260,119
Nassau County Local Economic Assistance Corp., Refunding RB, 5.00%, 07/01/22(c)	2,800	3,019,436
New York State Dormitory Authority, RB, Series D, 4.25%, 05/01/39	500	520,435
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/38	470	513,235
4.00%, 07/01/39	615	668,892
Series A, 5.00%, 05/01/21(c)	2,000	2,046,970
Series A, 5.00%, 05/01/43	1,430	1,591,704
Oneida County Local Development Corp., Refunding RB
(AGM), 3.00%, 12/01/44	1,235	1,284,672
(AGM), 4.00%, 12/01/49	800	887,944
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	230	261,335
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	113,455
Westchester County Healthcare Corp., Refunding RB
Series A, Senior Lien, 5.00%, 11/01/21(c)	3,130	3,277,454
Series B, Senior Lien, 6.00%, 11/01/30	65	65,222
Westchester County Local Development Corp., Refunding RB
5.00%, 01/01/28	675	709,196
5.00%, 01/01/34	1,250	1,293,438

		21,458,460

Housing — 4.2%
New York City Housing Development Corp., Series 2014-8SPR, Class F, 4.50%, 02/15/48	925	956,246
New York City Housing Development Corp., RB, M/F Housing
3.15%, 11/01/44	250	258,245

Security	Par (000)	Value

Housing (continued)
New York City Housing Development Corp., RB, M/F Housing (continued)
Series B-1, 5.25%, 07/01/32	$1,140	$1,271,111
Series B-1, 5.00%, 07/01/33	500	553,320
New York City Housing Development Corp., Refunding RB, M/F Housing, Series B-1-A, 3.65%, 11/01/49	1,150	1,208,339
New York State Housing Finance Agency, RB, M/F Housing
Series E, (FNMA, SONYMA), 4.15%, 11/01/47	495	534,437
Series H, 4.25%, 11/01/51	1,000	1,091,460
Series P, 3.15%, 11/01/54	750	763,343
Series A, AMT, (SONYMA), 5.00%, 02/15/39	1,355	1,358,469
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.20%, 10/01/43	70	76,989

		8,071,959

Other — 0.8%
New York City Industrial Development Agency, Refunding RB,
Series A, AMT, 5.00%, 07/01/22	650	692,920
Series A, AMT, 5.00%, 07/01/28	795	845,681

		1,538,601

State — 14.2%
New York City Transitional Finance Authority Building Aid Revenue, RB, Sub-Series S-1B, 4.00%, 07/15/42	1,000	1,139,790
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, 4.00%, 07/15/38	2,360	2,679,237
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/36	1,360	1,623,718
Series A, 5.00%, 02/15/42	1,500	1,778,250
Series B, 5.00%, 03/15/39	620	741,842
Series B, 5.00%, 03/15/42	4,380	4,603,249
Series C, 5.00%, 03/15/34	2,185	2,219,960
New York State Dormitory Authority, Refunding RB
5.00%, 05/15/29	2,000	2,142,060
Series A, 5.25%, 03/15/39	1,030	1,277,303
Series E, 5.00%, 03/15/41	1,160	1,415,397
New York State Thruway Authority Highway & Bridge Trust Fund, Refunding RB, Series A, 5.00%, 04/01/32	2,500	2,659,650
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	2,400	2,695,728
Series C, 5.00%, 03/15/30	885	976,128
Series C, 5.00%, 03/15/32	1,000	1,099,840

		27,052,152

Tobacco — 3.2%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	150	152,318
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	1,000	1,004,600
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	130	136,059
Series A-2-B, 5.00%, 06/01/51	1,470	1,484,362
Series C, 4.00%, 06/01/51	1,500	1,309,125
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	250	259,205
5.25%, 05/15/40	110	112,661
Westchester Tobacco Asset Securitization Corp.,
Refunding RB
Sub-Series C, 4.00%, 06/01/42	700	737,233
Sub-Series C, 5.13%, 06/01/51	870	941,688

		6,137,251

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 26.2%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	$535	$613,533
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	1,370	1,575,363
Series A, 5.00%, 02/15/42	1,225	1,396,696
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/23(c)	540	620,865
Series D, 5.25%, 11/15/21(c)	1,000	1,051,520
Series E, 5.00%, 11/15/38	4,000	4,111,040
Metropolitan Transportation Authority, Refunding RB
Series A-1, 5.25%, 11/15/57	750	803,880
Series B, 5.00%, 11/15/37	500	529,665
Series D, 5.25%, 11/15/23(c)	910	1,046,272
Series F, 5.00%, 11/15/30	2,000	2,055,680
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	2,695	2,923,617
New York State Thruway Authority, RB, Series A, Junior Lien, 5.25%, 01/01/56	920	1,055,498
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(c)	2,040	2,152,573
Series J, 5.00%, 01/01/41	2,000	2,215,420
Series K, 5.00%, 01/01/32	2,575	2,984,116
Series B, Subordinate, 4.00%, 01/01/53	675	746,233
New York Transportation Development Corp., ARB
Series A, AMT, (AGM), 4.00%, 07/01/41	800	842,264
Series A, AMT, 5.00%, 07/01/41	1,040	1,121,598
Series A, AMT, 5.00%, 07/01/46	895	957,238
Series A, AMT, 5.25%, 01/01/50	5,625	6,047,100
Port Authority of New York & New Jersey, ARB 6.00%, 12/01/42	1,000	1,002,900
Consolidated, 220th Series, AMT, 4.00%, 11/01/59	1,655	1,804,463
Series 6, AMT, (NPFGC), 5.75%, 12/01/22	3,800	3,809,234
Port Authority of New York & New Jersey, Refunding ARB
Series 179, 5.00%, 12/01/38	575	639,199
178th Series, AMT, 5.00%, 12/01/43	500	547,065
195th Series, AMT, 5.00%, 04/01/36	750	869,700
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	640	660,614
Series 178th, AMT, 5.00%, 12/01/33	750	832,980
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/42	1,000	1,178,820
Series B, 5.00%, 11/15/40	350	404,649
Series B, 5.00%, 11/15/45	310	354,448
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.25%, 11/15/45	590	679,686
Series A, 5.00%, 11/15/50	500	561,720
Series B, 5.00%, 11/15/38	515	612,495
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(d)	1,700	1,309,238

		50,117,382

Utilities — 9.7%
Long Island Power Authority, RB
5.00%, 09/01/36	340	415,405
5.00%, 09/01/38	2,750	3,397,075
5.00%, 09/01/47	490	581,963
Series C, (AGC), 5.25%, 09/01/29	2,000	2,673,160
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/46	250	293,710
New York City Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/50	2,565	2,932,693

Security	Par (000)	Value

Utilities (continued)
New York City Water & Sewer System, Refunding RB
4.00%, 06/15/40	$1,825	$2,126,618
Series HH, 5.00%, 06/15/39	1,000	1,167,900
Sub-Series AA-1, 4.00%, 06/15/50	1,000	1,148,100
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	930	1,131,568
New York State Environmental Facilities Corp., Refunding RB, Series B, 5.00%, 06/15/36	350	359,716
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	2,000	2,270,020

		18,497,928

Total Municipal Bonds in New York		235,468,468

Puerto Rico — 6.7%

State — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,146	1,201,398
Series A-1, Restructured, 5.00%, 07/01/58	4,732	5,032,671
Series A-2, Restructured, 4.33%, 07/01/40	618	636,126
Series A-2, Restructured, 4.78%, 07/01/58	1,045	1,097,135
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	2,890	831,048

		8,798,378

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	985	994,476

Utilities — 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	1,545	1,568,191
Series A, Senior Lien, 5.13%, 07/01/37	445	451,755
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 6.00%, 07/01/38	1,020	1,021,744

		3,041,690

Total Municipal Bonds in Puerto Rico		12,834,544

Total Municipal Bonds — 129.9% (Cost: $232,814,736)		248,303,012

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 40.8%

County/City/Special District/School District — 4.7%
City of New York, GO
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,684,185
Sub-Series-D1, Series D, 5.00%, 12/01/43(g)	2,850	3,399,166
Hudson Yards Infrastructure Corp., RB, 5.75%, 02/15/47(c)(g)	1,250	1,267,663
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series D-1, 5.00%, 11/01/38	825	857,414
Sub-Series F-1, 5.00%, 05/01/38	1,424	1,701,915

		8,910,343

Education — 2.1%
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(c)	3,527	3,980,062

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing — 1.6%
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	$2,830	$3,113,906

State — 4.0%
New York State Dormitory Authority, RB, Series C, 5.00%, 03/15/41	1,500	1,521,885
New York State Dormitory Authority, Refunding RB, Series C, 5.00%, 03/15/39	1,000	1,217,410
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/31	1,180	1,225,206
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/47	1,497	1,649,954
Sales Tax Asset Receivable Corp., Refunding RB
Series A, 5.00%, 10/15/31	750	876,240
Series A, 4.00%, 10/15/32	1,000	1,122,910

		7,613,605

Transportation — 15.8%
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	6,495	6,785,071
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	2,610	2,757,752
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/45(g)	5,998	6,769,776
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	2,040	2,239,063
Port Authority of New York & New Jersey, Refunding ARB 194th Series, 5.25%, 10/15/55	1,455	1,665,742
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,500	1,560,780
Consolidated, Series 211, 5.00%, 09/01/48	1,900	2,262,938
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/54(g)	4,037	4,544,348
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	1,500	1,725,570

		30,311,040

Utilities — 12.6%
New York City Water & Sewer System, Refunding RB
Series BB, 5.00%, 06/15/44	3,511	3,661,564
Series HH, 5.00%, 06/15/32	5,310	5,456,131
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	3,751	4,251,358
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	2,000	2,439,580
Series B, 4.00%, 12/15/35	370	425,929
Series TE, Restructured, 5.00%, 12/15/41	6,868	7,795,167

		24,029,729

Total Municipal Bonds in New York		77,958,685

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.8% (Cost: $73,389,351)		77,958,685

Total Long-Term Investments — 170.7% (Cost: $306,204,087)		326,261,697

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(h)(i)	456,662	$456,662

Total Short-Term Securities — 0.2% (Cost: $456,662)		456,662

Total Investments — 170.9% (Cost: $306,660,749)		326,718,359

Other Assets Less Liabilities — 1.5%		2,832,871

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.0)%		(43,899,734)

VMTP Shares at Liquidation Value — (49.4)%		(94,500,000)

Net Assets Applicable to Common Shares — 100.0%		$191,151,496

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 1, 2026 to February 15, 2047, is $9,054,666.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock New York Municipal Income Trust (BNY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$410,715	$46,315	(a)	$—	$(368)	$—	$456,662	456,662	$39	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	62	12/21/20	$8,570	$47,382
U.S. Long Treasury Bond	26	12/21/20	4,484	55,317

				$102,699

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

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Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$248,303,012	$—	$248,303,012
Municipal Bonds Transferred to Tender Option Bond Trusts	—	77,958,685	—	77,958,685
Short-Term Securities
Money Market Funds	$456,662	$—	$—	$456,662

	$456,662	$326,261,697	$—	$326,718,359

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$102,699	$—	$—	$102,699

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(43,883,434)	$—	$(43,883,434)
VMTP Shares at Liquidation Value	—	(94,500,000)	—	(94,500,000)

	$—	$(138,383,434)	$—	$(138,383,434)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

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